Shareholders’ equity	12 Months Ended
Dec. 31, 2022
Shareholders Equity
Shareholders’ equity

20.	Shareholders’ equity

As of December 31, 2022, the total number of Class A ordinary shares of the Company outstanding was 13,805,649 (2021: 10,998,723) with a par value of $0.0001. The Class B ordinary shares were converted to Class A ordinary shares on December 5, 2022 which meant that there were none outstanding at the end of 2022 (2021: 2,125,000).

During the year, as part of the ATM, Parent sold 681,926 class A ordinary shares for net proceeds of $3,685,792.

The share capital of Fusion Fuel Green plc is as follows:

	Number of shares	€’000
Opening balance – January 1, 2021	12,054,217	1
Exercise of warrants	1,059,506	1
Issue of shares – Equity incentive plan	10,000	-
Closing balance – December 31, 2021	13,123,723	2

Opening balance – January 1, 2022	13,123,723	2
Issue of shares – ATM	681,926	-
Closing balance – December 31, 2022	13,805,649	2

A historical summary of the share capital of Fusion Fuel is as follows:

Type of share	Number of shares	€’000	Description
1 Ordinary share of €1,000	1	1	Issued on incorporation
1,000 Ordinary shares of €1 each	999	-	1 share converted to 1,000 shares of €1 each
49,000 Ordinary shares of €1 each	49,000	49	Issued on January 31, 2020
	50,000	50

Class A ordinary shares of $0.0001 each	7,033,356	1	Issued on closing of HL Transaction
Class A ordinary shares of $0.0001 each	2,450,000	-	Issued to PIPE Investors
Class A ordinary shares of $0.0001 each	445,861	-	Exercise of warrants
	9,929,217	1
Class B ordinary shares of $0.0001 each	2,125,000	-	Issued to Fusion Fuel shareholders
	12,054,217	1	Closing balance – December 31, 2020

On the acquisition date, Fusion Fuel Green plc had 7,033,356 Class A ordinary shares with a par value of $0.0001 and 2,125,000 Class B ordinary shares with a par value of $0.0001. Immediately following the closing of the above transaction, the Company closed a series of subscription agreements with accredited investors (“PIPE Investors”) for the sale in a private placement of 2,450,000 Class A ordinary shares of Parent.

The HL Transaction and PIPE Financing led to an increase in share premium of €188 million. There were also transaction costs of €5 million netted against equity.

Share rights

The Class A ordinary shareholders have the right to exercise one vote at any general meeting of the Company, to participate pro rata in all the dividends declared by the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

The Class B Ordinary shares were converted in full to Class A Ordinary shares on December 5, 2022. The rights that were formally assigned to these shares, in addition to the rights outlined above for the Class A shareholders included certain protective rights that include the right to approve any liquidation or similar transaction of the Company. The Class B shareholders also had the right to approve any creation or issuance of any new class or series of capital stock or equity securities convertible into capital stock or changes to the Company’s board of directors. With these protective provisions, the holders of Class B Ordinary shares were able to veto certain actions in a way that their relative ownership would not otherwise permit.

There were 25,000 deferred shares with a nominal value of €1 each, which were non-voting shares and did not convey upon the holder the right to be paid a dividend or to receive notice of or to attend, vote or speak at a general meeting. On December 10, 2020 the 25,000 deferred shares were cancelled.